Share Capital and Capital Surplus - Changes in Issued Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Shares issued beginning balance	87,186,835	87,186,835
Disposal of treasury shares	0	0
Shares issued ending balance	87,186,835	87,186,835
Treasury shares beginning balance	(7,185,703)	(7,187,231)
Disposal of treasury shares	114,509	1,528
Treasury shares ending balance	(7,071,194)	(7,185,703)
Number of outstanding shares beginning balance	80,001,132	79,999,604
Disposal of treasury shares	114,509	1,528
Number of outstanding shares ending balance	80,115,641	80,001,132